Related party transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions	Related party transactions:
The income or expenses with related parties relate to amounts paid to or received from individuals or entities that are associated with the Company or with the Company’s directors or officers and these transactions are governed by pre-arranged contracts.
(a)Transactions with Fairfax:
Over the course of 2018, 2019 and 2020, Seaspan issued to Fairfax Financial Holdings Limited and certain of its affiliates (“Fairfax”) an aggregate $600,000,000 of 5.50% senior notes due in 2025, 2026 and 2027 (the “Fairfax Notes”) and warrants to purchase an aggregate 101,923,078 common shares of Seaspan. Two tranches of warrants, each for 38,461,539 common shares, were exercisable at a price of $6.50 per share. One tranche of warrants, for 25,000,000 common shares, was exercisable at a price of $8.05 per share. All such warrants have been exercised.
In April 2021, in connection with an amendment to the APR Energy acquisition agreement, the Company issued to Fairfax warrants to purchase 5,000,000 common shares of the Company at an exercise price of $13.00 per share.
In June 2021, the Company and Seaspan exchanged and amended $300,000,000 of the Fairfax Notes for (i) 12,000,000 Series J 7.00% Cumulative Redeemable Perpetual Preferred Shares of the Company (the “Series J Preferred Shares”), representing total liquidation value of $300,000,000, and (ii) warrants to purchase 1,000,000 common shares at an exercise price of $13.71 per share. The exchanged Fairfax Notes were subsequently cancelled and, in August 2021, Seaspan redeemed for cash the remaining Fairfax Notes at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest.
5.    Related party transactions (continued):
(a)Transactions with Fairfax (continued):
In January 2023, Fairfax exercised warrants to purchase 6,000,000 common shares of Atlas for gross aggregate proceeds to the Company of $78,700,000. Following this exercise, Fairfax has no outstanding warrants.
For the year ended December 31, 2021, interest expense related to the Fairfax Notes, excluding amortization of the debt discount, was $19,204,000. For the year ended December 31, 2021, amortization of debt discount was $14,188,000.
For the year ended December 31, 2023, the dividends paid on Series J Preferred Shares were $21,000,000 (2022 – $21,000,000).
On February 28, 2020, in connection with the acquisition of APR Energy, Fairfax received common shares of Atlas as consideration for its equity interests in APR Energy and as settlement of indebtedness owing to Fairfax by APR Energy. In addition, Atlas reserved for issuance Holdback Shares for Fairfax. Fairfax remains a counterparty to certain indemnification and compensation arrangements related to the acquisition of APR Energy. In June 2022, 2,576,014 of the Holdback Shares were cancelled to cover losses related to certain indemnified claims that had been realized.
The indemnification obligation related to the cash repatriation from a foreign jurisdiction expired in April 2022. Prior to the expiration of this indemnification, 92,444 Holdback Shares were issued in 2022. These Holdback Shares were released from the holdback of the minority sellers and purchased by Fairfax. Upon expiration of this indemnification, the remaining Holdback Shares of 2,749,898 were released and issued to the minority sellers in June 2022. Prior to the expiration of this indemnification, Fairfax paid $6,265,000 during the year ended December 31, 2022. In March 2023, in relation to the expiry of an indemnification obligation, 727,351 common shares reserved in treasury were issued out of Holdback Shares to the APR sellers. Following the expiration of this indemnification obligation, all Holdback Shares have been released.
During the year ended December 31, 2023 and December 31, 2022, the Company received $3,836,000 and $5,239,000, respectively, from Fairfax for the settlement of an indemnification related to losses realized on sale or disposal of certain property, plant and equipment and inventory items. Fairfax remains a counterparty to certain indemnification and compensation arrangements related to the acquisition of APR Energy recorded as Acquisition Related Assets and Contingent Consideration Asset (note 11(d)).
(b)Transactions with ONE:
In June 2023, the Company completed the sale of one 4,250 TEU vessel to ONE for gross proceeds of $17,250,000. The Company continues to manage the ship operations of this vessel and during the year ended December 31, 2023, the Company earned revenue of $1,154,000 (2022 - nil) and incurred expenses of $1,182,000 (2022 - nil) in connection with the ship management of the vessel.
In June 2023, the Company completed the purchase of two secondhand 8,100 TEU vessels from one of the joint owners of ONE for an aggregate purchase price of $54,400,000 (note 7).
Since the closing of the Merger, the Company earned revenue of $312,768,000 from ONE in connection with the time charter of 24 vessels and management of one vessel as described above.
5.    Related party transactions (continued):
(c)Transactions with ZE JV:
In March 2021, the Company entered into a joint venture with Zhejiang Energy Group (“ZE”) and executed a shareholders’ agreement with ZE to form the joint venture (“ZE JV”). The Company owns 50% of the ZE JV. The purpose of the joint venture is to develop business in relation to container vessels, LNG vessels, environmental protection equipment and power equipment supply. In October 2021, through a series of transactions with a wholly owned subsidiary of the ZE JV as the ultimate purchaser, the Company sold one 4,250 TEU vessel for an aggregate purchase price of $38,280,000 (note 7). Additionally, in May 2022, through a series of transactions with wholly owned subsidiaries of the ZE JV as the ultimate purchaser, the Company sold four 4,250 TEU vessels for an aggregate purchase price of $138,975,000 (note 7). The Company continues to manage the ship operations of these vessels.
During the year ended December 31, 2023, the Company earned revenue of $10,839,000 (2022 – $7,035,000) and incurred expenses of $9,759,000 (2022 – $6,776,000) in connection with the ship management of the vessels. As at December 31, 2023, the Company has invested $1,000,000 (December 31, 2022 – $1,000,000) in the ZE JV.
During the year ended December 31, 2023, the Company entered into agreements with the ZE JV to purchase equipment for vessel upgrades and incurred $32,322,000 under these agreements.
(d)Transactions with Poseidon:
Poseidon is the ultimate parent company of Atlas following the closing of the Merger as described in note 1.
During the year ended December 31, 2023, Atlas declared dividends of $124,670,000 to Poseidon. As at December 31, 2023, $48,582,000 of the dividends declared remain outstanding.